Derivative Instruments and Hedging Activities - Summary of Change in Outstanding Accounts Payable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instrument Detail [Abstract]
Confirmed obligations outstanding at the beginning of the year	$ 158	$ 108
Invoices confirmed during the year	786	533
Confirmed invoices paid during the year	(719)	(483)
Confirmed obligations outstanding at the end of the year	$ 225	$ 158